Extraordinary Item	12 Months Ended
Dec. 31, 2012
Extraordinary Item
Note 8. Extraordinary Item	As a result of a flood on August 9, 2012 a rice mill in the Philippines was written off as a total loss. The loss per share attributable to the loss was $(0.01).